Financial Risk Management and Fair Values of Financial Instruments - Summary of Financial Instruments by Category (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	$ 11,471	$ 375
Financial assets at fair value through other comprehensive income
Designation of equity instruments	174,357	5,696
Available-for-sale financial assets	0	0	$ 0
Non-current financial assets carried at cost			20,890
Financial assets at amortized cost/loans and receivables
Cash and cash equivalents	4,642,522	151,667	8,035,714
Financial assets at amortized cost	268,271	8,763
Accounts and notes receivable	4,747,288	155,090	4,015,734
Accounts receivable - related parties	140	5	11
Other receivables	63,037	2,059	56,716
Other receivables - related parties	3,131	102	4,534
Refundable deposits	22,006	719	21,342
Other financial assets			70,241
Financial assets	9,932,223	324,476	12,225,182
Financial liabilities at amortized cost
Short-term bank loans			969,353
Accounts payable	637,271	20,819	687,960
Accounts payable - related parties	347	11	226
Payables to contractors and equipment suppliers	1,516,735	49,550	713,313
Other payables	1,678,482	54,835	1,980,182
Other payables - related parties	218	7	36
Long-term bank loans (including current portion)	9,789,518	319,815	9,642,021
Guarantee deposits	1,092	35	1,371
Financial liabilities	$ 13,623,663	$ 445,072	$ 13,994,462